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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08220

ING Variable Products Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:       December 31

Date of reporting period:    September 30, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Financial Services Portfolio
ING VP High Yield Bond Portfolio
ING VP International Value Portfolio
ING VP LargeCap Growth Portfolio
ING VP MidCap Opportunities Portfolio
ING VP Real Estate Portfolio
ING VP SmallCap Opportunities Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Financial Services Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 94.9%

		Banks: 24.8%
32,000		Associated Banc-Corp.	$1,040,000
84,948		Bank of America Corp.	4,550,665
72,223		Bank of New York Co., Inc.	2,546,583
42,805		Prosperity Bancshares, Inc.	1,457,082
92,218		US Bancorp.	3,063,482
49,817		Wachovia Corp.	2,779,789
105,508		Wells Fargo & Co.	3,817,279
13,934		Zions Bancorp.	1,112,073
			20,366,953
		Diversified Financial Services: 37.1%
29,959	@	Affiliated Managers Group, Inc.	2,999,195
25,445		American Express Co.	1,426,956
27,567		Capital One Financial Corp.	2,168,420
16,073		CIT Group, Inc.	781,630
93,517		Citigroup, Inc.	4,644,989
57,822		Countrywide Financial Corp.	2,026,083
19,423		Fannie Mae	1,085,940
16,142		Franklin Resources, Inc.	1,707,017
20,695		Freddie Mac	1,372,699
12,290		Goldman Sachs Group, Inc.	2,079,099
83,266		JPMorgan Chase & Co.	3,910,171
10,952		Lehman Brothers Holdings, Inc.	808,915
35,916		Merrill Lynch & Co., Inc.	2,809,350
20,865		Morgan Stanley	1,521,267
60,400	@	TD Ameritrade Holding Corp.	1,138,540
			30,480,271
		Home Builders: 1.1%
39,956		DR Horton, Inc.	956,946
			956,946
		Insurance: 28.3%
36,494	@@	ACE Ltd.	1,997,317
31,959		Aflac, Inc.	1,462,444
48,732		American International Group, Inc.	3,228,982
51,700	@@	Axis Capital Holdings Ltd.	1,793,473
53,800	@	Conseco, Inc.	1,129,262
49,900	@@	Endurance Specialty Holdings Ltd.	1,759,474
32,993		Genworth Financial, Inc.	1,155,085
13,385		Hartford Financial Services Group, Inc.	1,161,149
15,239		Lincoln National Corp.	946,037
39,400		Metlife, Inc.	2,233,192
19,501		PMI Group, Inc.	854,339
18,985		Prudential Financial, Inc.	1,447,606
44,900	@	Security Capital Assurance Ltd.	1,075,355
42,088		St. Paul Travelers Cos., Inc.	1,973,506
22,800		Stancorp Financial Group, Inc.	1,017,564
			23,234,785
		Internet: 1.3%
25,300	@	Checkfree Corp.	1,045,396
			1,045,396

PORTFOLIO OF INVESTMENTS
ING VP Financial Services Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares		Value

	Real Estate Investment Trusts: 1.0%
16,900	Liberty Property Trust	$807,651
		807,651
	Software: 1.3%
24,777	First Data Corp.	1,040,634
		1,040,634

	Total Common Stock
	(Cost $68,370,773)	77,932,636

Principal Amount				Value

SHORT-TERM INVESTMENTS: 4.1%

		Repurchase Agreements: 4.1%
$3,405,000		Goldman Sachs Repurchase Agreement dated 09/29/06, 5.320%, due 10/02/06, $3,406,510 to be received upon repurchase (Collateralized by $3,451,000 various Federal National Mortgage Association, 4.800% - 5.250%, Market Value plus accrued interest $3,473,536, due 02/20/07 - 02/24/11).		$3,405,000

		Total Short-Term Investments		3,405,000
		(Cost $3,405,000)

		Total Investments in Securities
		(Cost $71,775,773)*	99.0%	$81,337,636
		Other Assets and Liabilities - Net	1.0	792,585
		Net Assets	100.0%	$82,130,221

	@	Non-income producing security
	@@	Foreign Issuer

	*	Cost for federal income tax purposes is $72,001,599.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$9,915,764
		Gross Unrealized Depreciation		(579,727)
		Net Unrealized Appreciation		$9,336,037

		PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio		as of September 30, 2006 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 96.3%
		Advertising: 1.6%
$27,000	C	Lamar Media Corp., 6.625%, due 08/15/15	$26,021
640,000	C	R.H. Donnelley Corp., 6.875%, due 01/15/13	587,201
245,000	C	R.H. Donnelley Corp., 8.875%, due 01/15/16	246,838
795,000	C	Vertis, Inc., 9.750%, due 04/01/09	805,931
			1,665,991
		Aerospace/Defense: 0.5%
516,000	C	DRS Technologies, Inc., 6.875%, due 11/01/13	512,130
16,000	C	Orbital Sciences Corp., 9.000%, due 07/15/11	17,060
			529,190
		Airlines: 1.0%
390,000		AMR Corp., 8.608%, due 04/01/11	404,381
319,052	C	Continental Airlines, Inc., 7.461%, due 04/01/15	319,251
310,000		United Air Lines, Inc., 6.932%, due 09/01/11	339,644
			1,063,276
		Apparel: 0.7%
215,000	C	Levi Strauss & Co., 10.122%, due 04/01/12	222,525
53,000	C	Perry Ellis International, Inc., 8.875%, due 09/15/13	52,470
435,000	C	Phillips-Van Heusen, 8.125%, due 05/01/13	455,663
			730,658
		Auto Manufacturers: 1.4%
760,000		Ford Motor Co., 7.450%, due 07/16/31	590,900
965,000	C	General Motors Corp., 8.375%, due 07/15/33	839,550
			1,430,450
		Auto Parts & Equipment: 1.0%
155,000	C	Goodyear Tire & Rubber Co., 9.000%, due 07/01/15	158,100
415,000	C	Tenneco, Inc., 8.625%, due 11/15/14	411,888
460,000	C	Visteon Corp., 8.250%, due 08/01/10	450,800
			1,020,788
		Building Materials: 1.6%
423,000	@@, C	Ainsworth Lumber Co., Ltd., 6.750%, due 03/15/14	298,215
360,000	C	Goodman Global Holding Co., Inc., 7.875%, due 12/15/12	344,700
85,000	C	Goodman Global Holdings, Inc., 8.329%, due 06/15/12	86,381
425,000	C	Interline Brands, Inc., 8.125%, due 06/15/14	432,438
515,000	C	Ply Gem Industries, Inc., 9.000%, due 02/15/12	413,288
42,000	#, C	RMCC Acquisition Co., 10.000%, due 11/01/12	43,680
6,000	C	Texas Industries, Inc., 7.250%, due 07/15/13	6,030
			1,624,732
		Chemicals: 7.9%
290,000		Equistar Chemicals LP, 10.625%, due 05/01/11	312,475
2,070,000	@@, #, C	Ineos Group Holdings PLC, 8.500%, due 02/15/16	1,982,025
1,075,000	C	Lyondell Chemical Co., 8.000%, due 09/15/14	1,093,813
1,000,000	C	Lyondell Chemical Co., 8.250%, due 09/15/16	1,020,000
1,225,000	@@, C	Nova Chemicals Corp., 6.500%, due 01/15/12	1,157,625
1,000,000	@@, C	Nova Chemicals Corp., 8.405%, due 11/15/13	1,025,000
67,000	C	OM Group, Inc., 9.250%, due 12/15/11	70,015
1,185,000	C	PolyOne Corp., 8.875%, due 05/01/12	1,202,775
24,000	@@, C	Rhodia SA, 7.625%, due 06/01/10	24,840
237,000	C	Rockwood Specialties Group, Inc., 10.625%, due 05/15/11	254,775
			8,143,343
		Commercial Services: 6.1%
1,185,000	#, C	Ashtead Capital, Inc., 9.000%, due 08/15/16	1,238,325
655,000	#, C	Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 7.625%, due 05/15/14	638,625
400,000	#, C	Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 7.750%, due 05/15/16	388,000
24,000	C	Concentra Operating Corp., 9.125%, due 06/01/12	25,080
515,000	C	Corrections Corp. of America, 7.500%, due 05/01/11	529,163
37,000	C	Geo Group, Inc., 8.250%, due 07/15/13	37,185
465,000	#, C	H&E Equipment Services, Inc., 8.375%, due 07/15/16	478,950
460,000	#, C	Hertz Corp., 8.875%, due 01/01/14	484,150

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Commercial Services (continued)
$870,000	#, C	Hertz Corp., 10.500%, due 01/01/16	$961,350
675,000	C	United Rentals North America, Inc., 6.500%, due 02/15/12	654,750
935,000	C	United Rentals North America, Inc., 7.000%, due 02/15/14	883,575
26,000	C	United Rentals North America, Inc., 7.750%, due 11/15/13	25,740
			6,344,893
		Computers: 1.1%
1,125,000	C	Sungard Data Systems, Inc., 9.125%, due 08/15/13	1,170,000
			1,170,000
		Cosmetics/Personal Care: 0.0%
20,000	C	Revlon Consumer Products Corp., 8.625%, due 02/01/08	18,950
			18,950
		Diversified Financial Services: 11.6%
897	C	AES Red Oak, LLC, 8.540%, due 11/30/19	960
595,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	653,170
426,000	C	BCP Crystal US Holdings Corp., 9.625%, due 06/15/14	464,340
355,000	+, C	Crystal US Holdings 3, LLC, Discount Note, (step rate 10.500%), due 10/01/14	289,769
41,000	C	E*Trade Financial Corp., 7.375%, due 09/15/13	42,128
1,425,000	#, S	Ford Motor Credit Co., 9.750%, due 09/15/10	1,472,468
620,000		Ford Motor Credit Co., 9.824%, due 04/15/12	649,601
1,415,000		Ford Motor Credit Co., 9.875%, due 08/10/11	1,465,657
825,000		General Motors Acceptance Corp., 5.125%, due 05/09/08	808,748
40,000		General Motors Acceptance Corp., 5.625%, due 05/15/09	39,030
3,015,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	3,002,098
730,000		General Motors Acceptance Corp., 8.000%, due 11/01/31	765,385
800,000	#, C, S	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	792,000
332,000	#, C	Rainbow National Services, LLC, 8.750%, due 09/01/12	356,900
20,000	C	Standard Aero Holdings, Inc., 8.250%, due 09/01/14	19,400
615,000	C	Universal City Florida Holding Co. I/II, 10.239%, due 05/01/10	634,988
535,000	C	Visant Corp., 7.625%, due 10/01/12	540,350
			11,996,992
		Electric: 3.4%
620,000	#, C	AES Corp., 8.750%, due 05/15/13	668,050
71,000	C	Allegheny Energy Supply, 7.800%, due 03/15/11	76,148
430,000	C	CMS Energy Corp., 7.500%, due 01/15/09	445,050
575,000	C	CMS Energy Corp., 8.500%, due 04/15/11	623,875
59,004	C	Homer City Funding, LLC, 8.734%, due 10/01/26	65,642
644,640	C	Midwest Generation, LLC, 8.300%, due 07/02/09	657,936
106,020	C	Midwest Generation, LLC, 8.560%, due 01/02/16	112,712
510,000	C	Mirant North America, LLC 7.375%, due 12/31/13	513,188
8,061	#, C	South Point Energy Center, LLC/Broad River Energy, LLC/Rockgen Energy, LLC, 8.400%, due 05/30/12	7,865
310,000	C	TECO Energy, Inc., 7.500%, due 06/15/10	327,050
			3,497,516
		Electrical Components & Equipment: 0.0%
42,000	C	Superior Essex Communications, LLC/Essex Group, Inc., 9.000%, due 04/15/12	42,840
			42,840
		Engineering & Construction: 0.0%
13,000	C	Ahern Rentals, Inc., 9.250%, due 08/15/13	13,390
			13,390
		Entertainment: 4.2%
25,000	C	AMC Entertainment, Inc., 8.000%, due 03/01/14	23,625
300,000	C	AMC Entertainment, Inc., 8.625%, due 08/15/12	311,250
750,000	C	AMC Entertainment, Inc., 11.000%, due 02/01/16	821,250
635,000	C	American Casino & Entertainment Properties, LLC, 7.850%, due 02/01/12	647,700
800,000	C	Cedar Fair LP, 0.000%, due 06/13/12	804,664
587,000	C	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	597,273
310,000	#, C	Pokagon Gaming Authority, 10.375%, due 06/15/14	332,088
95,000	C	Six Flags Theme Parks, Inc., 8.875%, due 02/01/10	91,438
95,000	C	Six Flags Theme Parks, Inc., 9.625%, due 06/01/14	85,025
662,000	C	Warner Music Group - Old, 7.375%, due 04/15/14	648,760
			4,363,073
		Environmental Control: 2.1%
896,000	C	Allied Waste North America, Inc., 8.500%, due 12/01/08	943,040
775,000	C	Waste Services, Inc., 9.500%, due 04/15/14	798,250

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Environmental Control (continued)
$425,000	#, C	WCA Waste Corp., 9.250%, due 06/15/14	$443,063
			2,184,353
		Food: 1.3%
25,000	C	Ahold Finance USA, Inc., 8.250%, due 07/15/10	26,875
530,000	C	Albertson’s, Inc., 7.450%, due 08/01/29	493,568
660,000	C	Albertson’s, Inc., 7.500%, due 02/15/11	675,715
28,000	C	Del Monte Corp., 8.625%, due 12/15/12	29,505
43,000		Smithfield Foods, Inc., 7.000%, due 08/01/11	43,538
115,000	C	Stater Brothers Holdings, 8.125%, due 06/15/12	116,150
			1,385,351
		Forest Products & Paper: 3.9%
1,290,000	@@, C, S	Abitibi-Consolidated Finance LP, 7.875%, due 08/01/09	1,283,550
405,000	C	Appleton Papers, Inc., 8.125%, due 06/15/11	407,025
485,000	@@, C	Domtar, Inc., 7.875%, due 10/15/11	485,000
23,000	@@, #, C	Fraser Papers, Inc., 8.750%, due 03/15/15	20,815
240,000	C	Georgia-Pacific Corp., 7.750%, due 11/15/29	231,600
31,000	C	Neenah Paper, Inc., 7.375%, due 11/15/14	29,218
415,000	C	NewPage Corp., 12.000%, due 05/01/13	431,600
290,000	@@, C	Tembec Industries, Inc., 7.750%, due 03/15/12	147,900
450,000	#, C	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.125%, due 08/01/14	455,063
135,000	#, C	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.239%, due 08/01/14	137,025
385,000	#, C	Verso Paper Holdings, LLC and Verson Paper, Inc., 11.375%, due 08/01/16	384,038
			4,012,834
		Gas: 0.7%
715,000	C	Colorado Interstate Gas Co., 5.950%, due 03/15/15	687,345
15,000	C	SEMCO Energy, Inc., 7.125%, due 05/15/08	14,988
17,000	C	SEMCO Energy, Inc., 7.750%, due 05/15/13	17,167
			719,500
		Healthcare - Products: 1.0%
40,000	C	Inverness Medical Innovations, Inc., 8.750%, due 02/15/12	39,600
970,000	C	VWR International, Inc., 8.000%, due 04/15/14	983,338
			1,022,938
		Healthcare - Services: 2.1%
400,000	C	Community Health Systems, Inc., 6.500%, due 12/15/12	384,500
490,000	C	DaVita, Inc., 7.250%, due 03/15/15	483,875
650,000	C	HCA, Inc., 7.875%, due 02/01/11	624,813
535,000	C	Psychiatric Solutions, Inc., 7.750%, due 07/15/15	524,300
240,000	C	Tenet Healthcare Corp., 6.375%, due 12/01/11	212,100
			2,229,588
		Holding Companies - Diversified: 0.5%
545,000	C	Atlantic Broadband Finance, LLC, 9.375%, due 01/15/14	535,463
			535,463
		Home Builders: 1.3%
545,000	C	Standard-Pacific Corp., 6.500%, due 08/15/10	515,025
310,000	C	Stanley-Martin Communities, LLC, 9.750%, due 08/15/15	247,225
450,000	C	Technical Olympic USA, Inc., 9.000%, due 07/01/10	430,313
145,000	C	Technical Olympic USA, Inc., 10.375%, due 07/01/12	126,150
			1,318,713
		Home Furnishings: 0.4%
395,000	C	Norcraft Cos. LP/Norcraft Finance Corp., 9.000%, due 11/01/11	402,406
			402,406
		Household Products/Wares: 1.0%
465,000	C	American Achievement Corp., 8.250%, due 04/01/12	471,975
27,000	C	Gregg Appliances, Inc., 9.000%, due 02/01/13	24,773
615,000	+, C	Visant Holding Corp., 2.620%, due 12/01/13	510,450
			1,007,198
		Iron/Steel: 0.0%
40,000	C	California Steel Industries, Inc., 6.125%, due 03/15/14	37,450
			37,450
		Leisure Time: 0.7%
369,000	@@, C	NCL Corp., 10.625%, due 07/15/14	358,853

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Leisure Time (continued)
$40,000	@@	Royal Caribbean Cruises Ltd., 7.500%, due 10/15/27	$39,266
314,000	@@	Royal Caribbean Cruises Ltd., 8.000%, due 05/15/10	334,325
			732,444
		Lodging: 2.0%
330,000	#, C	French Lick Resorts & Casino, LLC/French Lick Resorts & Casino Corp, 10.750%, due 04/15/14	301,125
52,000	@@, #, C	Grupo Posadas SA de CV, 8.750%, due 10/04/11	54,600
1,000,000		MGM Mirage, 6.284%, due 04/25/10	996,590
450,000	C	Station Casinos, Inc., 6.500%, due 02/01/14	423,563
260,000	C	Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 6.625%, due 12/01/14	253,500
			2,029,378
		Machinery - Construction & Mining: 0.5%
480,000	C	Terex Corp., 7.375%, due 01/15/14	484,800
			484,800
		Machinery - Diversified: 0.1%
27,000	C	Columbus McKinnon Corp., 8.875%, due 11/01/13	27,743
28,000	C	Manitowoc Co., 10.500%, due 08/01/12	30,240
			57,983
		Media: 14.7%
435,000	C	American Media Operations, Inc., 10.250%, due 05/01/09	406,725
555,000	C	Cablevision Systems Corp., 8.000%, due 04/15/12	564,713
25,000		Cablevision Systems Corp., 9.870%, due 04/01/09	26,719
540,000	C	CBD Media, Inc., 8.625%, due 06/01/11	534,600
322,191	#, C	CCH I Holdings, LLC/CCH I Holdings Capital Corp., 11.000%, due 10/01/15	292,388
880,000	C	CCH I, LLC, 11.000%, due 10/01/15	805,200
608,658	#, C	CCH II, LLC/CCH II Capital Corp., 10.250%, due 10/01/13	622,353
902,000	#, C	Charter Communications Operating, LLC/Charter Communications Operating Capital, 8.000%, due 04/30/12	913,275
865,000	#, C	Charter Communications Operating, LLC/Charter Communications Operating Capital, 8.375%, due 04/30/14	883,381
525,000	#, C	CMP Susquehanna Corp., 9.875%, due 05/15/14	496,125
203,000		CSC Holdings, Inc., 7.625%, due 04/01/11	209,344
405,000		CSC Holdings, Inc., 7.625%, due 07/15/18	416,644
1,600,000	S	CSC Holdings, Inc., 8.125%, due 07/15/09	1,664,000
672,000	C	Dex Media West, LLC/Dex Media Finance Co., 9.875%, due 08/15/13	729,120
230,000	C	Dex Media, Inc., 8.000%, due 11/15/13	229,425
465,000	C	Echostar DBS Corp., 5.750%, due 10/01/08	462,094
845,000	+, C	Houghton Mifflin Co., 1.860%, due 10/15/13	741,488
725,000	C	Houghton Mifflin Co., 8.250%, due 02/01/11	748,563
590,000	#, C	Houghton Mifflin Co., 12.031%, due 05/15/11	612,125
495,000	+, C	Insight Communications Co., Inc., 12.250%, due 02/15/11	525,938
720,000	#, C	ION Media Networks, Inc., 11.624%, due 01/15/13	729,000
425,000	#, C	Mediacom Broadband, LLC, 8.500%, due 10/15/15	424,469
460,000	#, C	Nexstar Finance, Inc., 7.000%, due 01/15/14	420,900
500,000	@@, #, C	Nielsen Finance, LLC/Nielsen Finance Co., 10.000%, due 08/01/14	519,375
1,015,000	C	Primedia, Inc., 10.780%, due 05/15/10	1,042,913
235,000	C	Radio One, Inc., 6.375%, due 02/15/13	215,025
			15,235,902
		Metal Fabricate/Hardware: 0.6%
24,000	C	Autocam Corp., 10.875%, due 06/15/14	14,700
620,000	C	Trimas Corp., 9.875%, due 06/15/12	576,600
36,000	C	Valmont Industries, Inc., 6.875%, due 05/01/14	35,550
44,000	#, C	Wolverine Tube, Inc., 7.375%, due 08/01/08	37,620
			664,470
		Mining: 0.1%
27,000	C	Century Aluminum Co., 7.500%, due 08/15/14	27,135
27,000	C	Southern Copper Corp., 7.500%, due 07/27/35	28,394
			55,529
		Miscellaneous Manufacturing: 0.5%
58,000	C	Park-Ohio Industries, Inc., 8.375%, due 11/15/14	53,070
325,000	#, C	RBS Global, Inc. and Rexnord Corp., 9.500%, due 08/01/14	331,500
130,000	#, C	RBS Global, Inc. and Rexnord Corp., 11.750%, due 08/01/16	134,550
			519,120
		Oil & Gas: 2.3%
715,000	C	Chesapeake Energy Corp., 6.625%, due 01/15/16	693,550
45,000	C	El Paso Production Holding Co., 7.750%, due 06/01/13	46,238
530,000	#, C	Hilcorp Energy I LP/Hilcorp Finance Co., 9.000%, due 06/01/16	549,875

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Oil & Gas (continued)
$501,000	C	Newfield Exploration Co., 6.625%, due 09/01/14	$492,859
39,000	@@, C	Paramount Resources Ltd., 8.500%, due 01/31/13	39,293
57,000	C	Parker Drilling Co., 10.150%, due 09/01/10	58,496
23,000	C	Premcor Refining Group, Inc., 7.500%, due 06/15/15	24,056
500,000	C	Whiting Petroleum Corp., 7.250%, due 05/01/13	492,500
			2,396,867
		Oil & Gas Services: 0.6%
120,000	C	Hanover Equipment Trust, 8.750%, due 09/01/11	125,400
505,000	#, C	RathGibson, Inc., 11.250%, due 02/15/14	522,675
			648,075
		Packaging & Containers: 0.4%
28,000	C	Constar International, Inc., 11.000%, due 12/01/12	24,500
410,000	C	Graham Packaging Co., Inc., 8.500%, due 10/15/12	407,950
			432,450
		Pharmaceuticals: 0.0%
14,000	@@, C	Elan Finance PLC/Elan Finance Corp., 7.750%, due 11/15/11	13,703
			13,703
		Pipelines: 1.0%
128,000	C	Sonat, Inc., 7.625%, due 07/15/11	131,840
610,000	C	Southern Natural Gas Co., 8.000%, due 03/01/32	677,484
7,000	C	Southern Natural Gas Co., 8.875%, due 03/15/10	7,376
130,000	C	Transcontinental Gas Pipe Line Corp., 7.250%, due 12/01/26	133,088
39,000	C	Williams Cos., Inc., 7.125%, due 09/01/11	40,170
			989,958
		Real Estate Investment Trusts: 0.7%
610,000	C	Felcor Lodging LP, 9.570%, due 06/01/11	623,725
54,000	C	iStar Financial, Inc., 6.500%, due 12/15/13	55,511
20,000	C	Ventas Realty LP/Ventas Capital Corp., 8.750%, due 05/01/09	21,375
			700,611
		Retail: 4.7%
855,000	C	Blockbuster, Inc., 9.000%, due 09/01/12	788,738
550,000	C	Bon-Ton Stores, Inc., 10.250%, due 03/15/14	537,625
34,000	C	Couche-Tard US LP/Couche-Tard Finance Corp., 7.500%, due 12/15/13	34,680
400,000	C	Dominos, Inc., 8.250%, due 07/01/11	422,000
135,000	C	Duane Reade, Inc., 9.890%, due 12/15/10	137,363
355,000	C	General Nutrition Centers, Inc., 8.500%, due 12/01/10	346,125
745,000	C	General Nutrition Centers, Inc., 8.625%, due 01/15/11	765,488
535,000	C	GSC Holdings Corp., 8.000%, due 10/01/12	553,725
39,000	C	Landry’s Restaurants, Inc., 7.500%, due 12/15/14	37,538
1,020,000	C	Neiman-Marcus Group, Inc., 9.000%, due 10/15/15	1,088,850
75,000	C	Pantry, Inc., 7.750%, due 02/15/14	75,563
63,000	C	PEP Boys-Manny Moe & Jack, 7.500%, due 12/15/14	56,543
			4,844,238
		Savings & Loans: 0.0%
34,000	C	Western Financial Bank, 9.625%, due 05/15/12	37,593
			37,593
		Semiconductors: 0.4%
14,000	@@, C	MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 8.000%, due 12/15/14	8,575
433,000	@@, C	STATS ChipPAC Ltd., 7.500%, due 07/19/10	433,000
			441,575
		Telecommunications: 10.5%
21,000	C	AirGate PCS, Inc., 9.257%, due 10/15/11	21,578
196,000	C	American Tower Corp., 7.125%, due 10/15/12	201,880
497,000	C	Centennial Cellular Operating Co./Centennial Communications Corp., 10.125%, due 06/15/13	530,548
255,000	C	Centennial Communications Corp., 10.000%, due 01/01/13	259,463
955,000	C	Cincinnati Bell, Inc., 8.375%, due 01/15/14	969,325
515,000	C	Citizens Communications Co., 9.000%, due 08/15/31	554,913
180,000	C	Citizens Communications Co., 9.250%, due 05/15/11	199,350
595,000	C	Dobson Cellular Systems, 9.875%, due 11/01/12	641,113
137,000	C	Dobson Communications Corp., 9.624%, due 10/15/12	140,425
54,000	@@	Empresa Brasileira de Telecom SA, 11.000%, due 12/15/08	59,400
985,000	C	Insight Midwest LP/Insight Capital, Inc., 10.500%, due 11/01/10	1,024,400
1,220,000	@@, #, C	Intelsat Bermuda Ltd., 11.250%, due 06/15/16	1,302,350

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

		Telecommunications (continued)
$1,600,000	@@, C, S	Intelsat Ltd., 5.250%, due 11/01/08	$1,544,000
620,000	@@, C	Intelsat Subsidiary Holding Co. Ltd., 8.625%, due 01/15/15	637,050
29,000	C	iPCS, Inc., 11.500%, due 05/01/12	32,625
166,000	C	LCI International, Inc., 7.250%, due 06/15/07	167,245
435,000	#, C	PanAmSat Corp., 9.000%, due 06/15/16	450,225
1,544,000	C	Qwest Capital Funding, Inc., 6.375%, due 07/15/08	1,553,650
207,000	C	Qwest Capital Funding, Inc., 7.000%, due 08/03/09	209,070
20,000	C	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	20,100
100,000		Qwest Corp., 8.640%, due 06/15/13	107,500
200,000	@@, C	Rogers Wireless, Inc., 7.250%, due 12/15/12	210,250
3,000	C	Rural Cellular Corp., 9.875%, due 02/01/10	3,143
30,000	#, C	Telcordia Technologies, Inc., 10.000%, due 03/15/13	20,100
			10,859,703
		Textiles: 0.0%
45,000	#, C	Invista, 9.250%, due 05/01/12	47,813
			47,813
		Transportation: 0.1%
55,000	@@, C	CHC Helicopter Corp., 7.375%, due 05/01/14	52,113
			52,113
		Total Corporate Bonds/Notes
		(Cost $99,307,163)	99,756,201

Shares			Value
COMMON STOCK:1.5%
		Auto Parts & Equipment:0.6%
80,000	@	Visteon Corp.	652,000
			652,000

		Closed-end Funds: 0.8%
109,500		ING Prime Rate Trust	780,735
			780,735
		Telecommunications: 0.1%
1,107	@	iPCS, Inc.	59,280
150	@, I	Jordan Tellecommunications	3,243
1,315	@@	NTL, Inc.	33,440
			95,963
		Total Common Stock
		(Cost $1,551,879)	1,528,698
PREFERRED STOCK: 0.1%
		Diversified Financial Services: 0.1%
2,545	C	AES Trust VII	125,023
			125,023
		Media: 0.0%
2	C	ION Media Networks, Inc.	17,869
			17,869
		Total Preferred Stock
		(Cost $140,977)	142,892

WARRANTS: 0.1%
		Building Materials: 0.0%
195	#, I	Dayton Superior Corp.	2
			2
		Cable TV: 0.0%
218		ONO Finance PLC	—
			—
		Commercial Services: 0.0%
82		Travelcenters Of America, Inc.	98
			98
		Media: 0.0%
48		XM Satellite Radio Holdings, Inc.	288
			288

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Telecommunications: 0.1%
176	#	American Tower Corp.	$90,736
218		NTELOS, Inc.	—
			90,736

		Total Warrants
		(Cost $59,547)	91,124

		Total Long-Term Investments	101,518,915
		(Cost $101,059,566)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 3.0%

		Repurchase Agreements: 3.0%
$3,093,000		Morgan Stanley Repurchase Agreement dated 09/29/06, 5.300%, due 10/02/06, $3,094,366 to be received upon repurchase (Collateralized by $3,185,000 Federal National Mortgage Association, 3.750%, Market Value plus accrued interest $3,198,950, due 05/17/07).		$3,093,000

		Total Short-Term Investments
		(Cost $3,093,000)		3,093,000

		Total Investments in Securities
		(Cost $104,152,566)*	101.0%	$104,611,915
		Other Assets and Liabilities - Net	(1.0)	(999,556)
		Net Assets	100.0%	$103,612,359

	@	Non-income producing security
	@@	Foreign Issuer
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold.
	C	Bond may be called prior to maturity date.
	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward.
	I	Illiquid Security

	*	Cost for federal income tax purposes is $104,179,106.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,471,043
		Gross Unrealized Depreciation		(1,038,234)
		Net Unrealized Appreciation		$432,809

ING VP High Yield Bond Portfolio Futures Contracts as of September 30, 2006:

	Number	Notional		Unrealized
Contract Description	of Contracts	Market Value	Expiration Date	Appreciation/(Depreciation)

Long Contracts
U.S. Treasury 10-Year Note	53	$5,727,313	12/19/06	$49,423
				$49,423

PORTFOLIO OF INVESTMENTS
ING VP International Value Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 96.8%

		Belgium: 2.1%
209,900		Fortis	$8,514,801
			8,514,801
		Brazil: 1.7%
208,600	L	Banco Bradesco SA ADR	6,956,810
			6,956,810
		China: 0.9%
2,789,200		Guangzhou R&F Properties Co., Ltd.	3,931,048
			3,931,048
		Developed Markets: 1.7%
102,694	L	iShares MSCI EAFE Index Fund	6,957,519
			6,957,519
		Finland: 1.2%
211,900		UPM-Kymmene OYJ	5,023,445
			5,023,445
		France: 14.1%
159,290		AXA SA	5,869,696
118,900	L	BNP Paribas	12,777,690
202,400		Carrefour SA	12,773,418
48,600		PPR	7,201,349
33,076		Sanofi-Aventis	2,940,614
44,388		Societe Generale	7,052,020
150,280		Total SA	9,856,934
			58,471,721
		Germany: 9.5%
56,044		Allianz AG	9,677,699
412,758		Deutsche Lufthansa AG	8,720,462
25,800		Henkel KGaA	3,598,082
90,451		Siemens AG	7,871,470
112,465	L	Volkswagen AG	9,605,737
			39,473,450
		Greece: 1.4%
213,193		Alpha Bank AE	5,689,777
			5,689,777
		Hong Kong: 7.2%
235,500	L	China Mobile Ltd. ADR	8,324,925
1,095,000		CLP Holdings Ltd.	6,630,146
1,258,000		HongKong Electric Holdings	5,881,121
889,000		Hutchison Whampoa Ltd.	7,842,315
1,728,500	@	Shui On Land Ltd.	1,186,997
			29,865,504
		Italy: 6.0%
256,600		Banco Popolare di Verona e Novara Scrl	7,091,211
4,060,263	L	Terna S.p.A.	11,819,927
710,100		UniCredito Italiano S.p.A.	5,893,077
			24,804,215
		Japan: 16.4%
436,014	L	iShares MSCI Japan Index Fund	5,903,630
562,000		Kirin Brewery Co., Ltd.	7,508,233
67,400		Kyocera Corp.	5,767,856

PORTFOLIO OF INVESTMENTS
ING VP International Value Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Japan (continued)
270		Mitsubishi UFJ Financial Group, Inc.	$3,474,286
542,000		Mitsui Trust Holdings, Inc.	6,179,500
1,685		Nippon Telegraph & Telephone Corp.	8,237,608
463,300		Nomura Holdings, Inc.	8,156,503
285,978		Ricoh Co., Ltd.	5,690,572
228,200		Sekisui House Ltd.	3,454,139
350,000		Sumitomo Chemical Co., Ltd.	2,612,976
62,300		Takeda Pharmaceutical Co., Ltd.	3,892,767
125,700		Toyota Motor Corp.	6,840,186
			67,718,256
		Netherlands: 3.7%
583,083		Aegon NV	10,932,664
92,742	L	Heineken NV	4,242,734
			15,175,398
		Sweden: 3.7%
450,000		Nordea Bank AB	5,893,929
381,200	@	SAS AB	4,977,860
671,300		TeliaSonera AB	4,296,865
			15,168,654
		Switzerland: 8.4%
10,789	@	Barry Callebaut AG	5,143,750
40,090		Nestle SA	13,969,285
23,800		Swiss Life Holding	5,560,969
54,690		Swiss Reinsurance	4,180,445
24,930		Zurich Financial Services AG	6,120,868
			34,975,317
		United Kingdom: 17.8%
114,400		Anglo American PLC	4,809,979
110,278		AstraZeneca PLC	6,887,770
541,987		BP PLC	5,925,175
230,800		GlaxoSmithKline PLC	6,138,089
339,001		HBOS PLC	6,703,361
413,200		HSBC Holdings PLC	7,537,793
1,735,083		Legal & General Group PLC	4,622,603
247,200		Royal Bank of Scotland Group PLC	8,505,656
518,157		Severn Trent PLC	12,944,080
4,217,288		Vodafone Group PLC	9,633,055
			73,707,561
		United States: 1.0%
116,882		Market Vectors Gold Miners ETF	4,166,840
			4,166,840
		Total Common Stock
		(Cost $359,570,948)	400,600,316

Principal Amount		Value
SHORT- TERM INVESTMENTS: 12.7%

	Repurchase Agreements: 4.8%
$20,201,000	Goldman Sachs Repurchase Agreement dated 09/29/06, 5.320, due 10/02/06, $20,209,956 to be received upon repurchase (Collateralized by $20,563,000 Various U.S. Government Agency Obligations, 4.170 - 5.500%, Market Value plus accrued interest $20,605,479, due 10/18/06 - 04/15/19).	$20,201,000

	Total Repurchase Agreements
	(Cost $20,201,000)	20,201,000

	Securities Lending CollateralCC: 7.9%
32,543,800	The Bank of New York Institutional Cash Reserves Fund	32,543,800

Principal Amount				Value
		Total Securities Lending Collateral		$32,543,800
		(Cost $32,543,800)

		Total Short-Term Investments
		(Cost $52,744,800)		52,744,800

		Total Investments in Securities
		(Cost $412,315,748)*	109.5%	$453,345,116
		Other Assets and Liabilities - Net	(9.5)	(39,489,514)
		Net Assets	100.0%	$413,855,602

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2006.

	*	Cost for federal income tax purposes is $412,422,147.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$47,525,356
		Gross Unrealized Depreciation		(6,602,387)
		Net Unrealized Appreciation		$40,922,969

ING VP International Value Portfolio Forward Foreign Currency Contracts as of September 30, 2006:

Currency	Currency Amount	Currency	Currency Amount	Settlement		USD Unrealized
Sold	Sold	Bought	Bought	Date	USD Value	Appreciation/(Depreciation)

USD	3,435,292	HKD	26,732,753	10/03/06	3,431,707	(3,585)
USD	1,199,316	HKD	9,340,874	10/04/06	1,199,133	(183)
					4,630,840	(3,768)

Percentage of
Industry	Net Assets
Airlines	3.3%
Auto Manufacturers	4.0
Banks	22.4
Beverages	2.8
Chemicals	0.6
Diversified Financial Services	2.0
Electric	5.9
Electronics	1.4
Exchange Traded Fund	4.1
Food	7.7
Forest Products & Paper	1.2
Holding Companies - Diversified	1.9
Home Builders	0.8
Household Products/Wares	0.9
Insurance	11.3
Mining	1.2
Miscellaneous Manufacturing	1.9
Office/Business Equipment	1.4
Oil & Gas	3.8
Pharmaceuticals	4.8
Real Estate	1.2
Retail	1.7
Telecommunications	7.4
Water	3.1
Repurchase Agreement	4.8
Securities Lending Collateral	7.9
Other Assets and Liabilities - Net	(9.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING VP LargeCap Growth Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 98.4%
		Aerospace/Defense: 6.4%
970		Boeing Co.	$76,482
810		General Dynamics Corp.	58,053
			134,535
		Agriculture: 0.6%
260		Monsanto Co.	12,223
			12,223
		Banks: 3.2%
1,270		Commerce Bancorp., Inc.	46,622
325		State Street Corp.	20,280
			66,902
		Beverages: 1.0%
330		PepsiCo, Inc.	21,536
			21,536
		Biotechnology: 2.5%
340	@	Amgen, Inc.	24,320
270	@	Genzyme Corp.	18,217
300	@	Vertex Pharmaceuticals, Inc.	10,095
			52,632
		Commercial Services: 3.6%
80		Corporate Executive Board Co.	7,193
610		Equifax, Inc.	22,393
190		Manpower, Inc.	11,641
510		Moody’s Corp.	33,344
			74,571
		Computers: 8.4%
410	@	Apple Computer, Inc.	31,582
600		Hewlett-Packard Co.	22,014
2,550	@	Network Appliance, Inc.	94,376
510	@	Sandisk Corp.	27,305
			175,277
		Diversified Financial Services: 12.5%
170		Chicago Mercantile Exchange Holdings, Inc.	81,303
690		Franklin Resources, Inc.	72,968
1,130	@	Nasdaq Stock Market, Inc.	34,171
1,210	@@	UBS AG	71,765
100	@	Western Union Co.	1,913
			262,120
		Electric: 1.6%
550		TXU Corp.	34,386
			34,386
		Engineering & Construction:2.0%
550		Fluor Corp.	42,290
			42,290
		Entertainment: 0.1%
50		International Game Technology	2,075
			2,075

PORTFOLIO OF INVESTMENTS
ING VP LargeCap Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Food: 1.1%
380		Whole Foods Market, Inc.	$22,583
			22,583
		Healthcare - Products: 4.1%
1,850		Medtronic, Inc.	85,914
			85,914
		Healthcare - Services: 4.0%
1,690		UnitedHealth Group, Inc.	83,148
			83,148
		Internet: 3.6%
200	@	eBay, Inc.	5,672
130	@	Google, Inc.	52,247
510	@	Monster Worldwide, Inc.	18,457
			76,376
		Lodging: 1.1%
400		Starwood Hotels & Resorts Worldwide, Inc.	22,876
			22,876
		Media: 2.8%
280	@	CBS Corp. - Class B	10,410
1,337		Walt Disney Co.	41,327
610	@	XM Satellite Radio Holdings, Inc.	7,863
			59,600
		Mining: 2.4%
1,110	@@	Cameco Corp.	40,593
440	@@	Cia Vale do Rio Doce ADR	9,486
			50,079
		Miscellaneous Manufacturing: 3.9%
620		Danaher Corp.	42,575
1,130		General Electric Co.	39,889
			82,464
		Oil & Gas Services: 1.3%
950		Halliburton Co.	27,028
			27,028
		Pharmaceuticals: 11.5%
1,385	@@	AstraZeneca PLC ADR	86,563
830	@, @@	Elan Corp. PLC ADR	12,765
350	@	Gilead Sciences, Inc.	24,045
1,200	@@	Sanofi-Aventis ADR	53,364
2,910		Schering-Plough Corp.	64,282
			241,019
		Retail: 0.2%
100		Wal-Mart Stores, Inc.	4,932
			4,932
		Semiconductors: 3.0%
950		Linear Technology Corp.	29,564
1,760	@, @@	Marvell Technology Group Ltd.	34,091
			63,655

PORTFOLIO OF INVESTMENTS
ING VP LargeCap Growth Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares				Value

		Software: 6.6%
1,580	@	Adobe Systems, Inc.		$59,171
1,370	@	Autodesk, Inc.		47,649
1,810	@	Oracle Corp.		32,109
				138,929
		Telecommunications: 8.7%
600	@@	America Movil SA de CV ADR		23,622
950	@	American Tower Corp.		34,675
2,910	@	Cisco Systems, Inc.		66,930
1,570		Motorola, Inc.		39,250
510		Qualcomm, Inc.		18,539
				183,016
		Transportation: 2.2%
630		United Parcel Service, Inc.		45,322
				45,322
		Total Investments in Securities
		(Cost $1,915,028)*	98.4%	$2,065,488
		Other Assets and Liabilities - Net	1.6	33,760
		Net Assets	100.0%	$2,099,248

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is $1,919,302.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$245,173
		Gross Unrealized Depreciation		(98,987)
		Net Unrealized Appreciation		$146,186

PORTFOLIO OF INVESTMENTS
ING VP MidCap Opportunities Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 96.4%

		Aerospace/Defense: 2.6%
21,900		L-3 Communications Holdings, Inc.	$1,715,427
57,000	@	Orbital Sciences Corp.	1,069,890
			2,785,317
		Agriculture: 1.0%
20,100	L	Loews Corp.	1,113,339
			1,113,339
		Airlines 1.0%
42,600		Skywest, Inc.	1,044,552
			1,044,552
		Apparel: 5.0%
94,400	@	Coach, Inc.	3,247,360
44,100	@, @@, L	Gildan Activewear, Inc.	2,137,086
			5,384,446
		Chemicals: 1.3%
32,400		Ecolab, Inc.	1,387,368
			1,387,368
		Commercial Services: 4.0%
15,700		Corporate Executive Board Co.	1,411,587
19,900		McKesson Corp.	1,049,128
45,700		Watson Wyatt Worldwide, Inc.	1,870,044
			4,330,759
		Computers: 1.1%
21,100	@	CACI International, Inc.	1,160,711
			1,160,711
		Distribution/Wholesale: 0.8%
13,800	@	Wesco International, Inc.	800,814
			800,814
		Diversified Financial Services: 1.6%
21,800	@	E*Trade Financial Corp.	521,456
26,600	@	Investment Technology Group, Inc.	1,190,350
			1,711,806
		Electrical Components & Equipment: 1.5%
36,600		Ametek, Inc.	1,593,930
			1,593,930
		Electronics: 4.1%
57,600	@	Dolby Laboratories, Inc.	1,143,360
24,200	@, L	Itron, Inc.	1,350,360
131,000		Symbol Technologies, Inc.	1,946,660
			4,440,380
		Engineering & Construction: 1.0%
25,100	@	McDermott International, Inc.	1,049,180
			1,049,180

PORTFOLIO OF INVESTMENTS
ING VP MidCap Opportunities Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Entertainment: 2.6%
66,500		International Game Technology	$2,759,750
			2,759,750
		Exchange Traded Fund: 2.2%
24,442		iShares Russell Midcap Growth Index Fund	2,358,653
			2,358,653
		Food: 1.1%
39,100		Supervalu, Inc.	1,159,315
			1,159,315
		Healthcare - Products: 8.0%
15,400		CR Bard, Inc.	1,155,000
51,900	@	Gen-Probe, Inc.	2,433,591
53,400	@, L	Hologic, Inc.	2,323,968
16,700	@	Kyphon, Inc.	624,914
103,100	@	PSS World Medical, Inc.	2,060,969
			8,598,442
		Healthcare - Services: 4.5%
30,300	@	Community Health Systems, Inc.	1,131,705
26,220	@	Coventry Health Care, Inc.	1,350,854
17,900	@	Laboratory Corp. of America Holdings	1,173,703
18,700		Quest Diagnostics	1,143,692
			4,799,954
		Home Furnishings: 0.8%
10,600		Harman International Industries, Inc.	884,464
			884,464
		Insurance: 2.5%
12,700		AMBAC Financial Group, Inc.	1,050,925
33,900	@, L	ProAssurance Corp.	1,670,592
			2,721,517
		Internet: 5.7%
44,800	@, L	Akamai Technologies, Inc.	2,239,552
94,700	@, L	aQuantive, Inc.	2,236,814
32,400	@	Digital River, Inc.	1,656,288
			6,132,654
		Miscellaneous Manufacturing: 4.0%
32,800		ITT Corp.	1,681,656
58,900		Roper Industries, Inc.	2,635,186
			4,316,842
		Oil & Gas: 1.3%
23,800	@	Newfield Exploration Co.	917,252
14,900	@, L	Southwestern Energy Co.	445,063
			1,362,315
		Oil & Gas Services: 3.5%
51,900	@, L	Cameron International Corp.	2,507,289
21,100	@, L	National Oilwell Varco, Inc.	1,235,405
			3,742,694
		Pharmaceuticals: 3.8%
16,800		Allergan, Inc.	1,891,848
8,400	@	Endo Pharmaceuticals Holdings, Inc.	273,420
51,200	@	Hospira, Inc.	1,959,424
			4,124,692

PORTFOLIO OF INVESTMENTS
ING VP MidCap Opportunities Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Retail: 9.8%
26,400		Abercrombie & Fitch Co.	$1,834,272
29,500	@, L	Childrens Place Retail Stores, Inc.	1,888,885
16,100	@	Chipotle Mexican Grill, Inc.	799,687
46,300		Circuit City Stores, Inc.	1,162,593
51,400		Nordstrom, Inc.	2,174,220
47,158	@	Office Depot, Inc.	1,872,173
14,000	@, L	Pantry, Inc.	789,180
			10,521,010
		Semiconductors: 5.3%
70,400	@, @@, L	ASML Holding NV	1,638,912
75,800	@	Micron Technology, Inc.	1,318,920
72,400		National Semiconductor Corp.	1,703,572
36,200	@, L	Nvidia Corp.	1,071,158
			5,732,562
		Software: 11.4%
54,900	@	Adobe Systems, Inc.	2,056,005
30,900	@	Ansys, Inc.	1,365,162
86,800	@	Citrix Systems, Inc.	3,143,028
20,900	@, L	Commvault Systems, Inc.	376,200
28,400	@	Dun & Bradstreet Corp.	2,129,716
36,000	@, L	Electronic Arts, Inc.	2,004,480
23,400	@	Fiserv, Inc.	1,101,906
			12,176,497
		Telecommunications: 4.9%
90,800	@	Arris Group, Inc.	1,040,568
32,600	@, L	NII Holdings, Inc.	2,026,416
88,600	@, L	Polycom, Inc.	2,173,358
			5,240,342
		Total Common Stock
		(Cost $95,372,780)	103,434,305

Principal Amount			Value

SHORT-TERM INVESTMENTS: 21.2%

	Repurchase Agreements: 2.5%
$2,628,000	Morgan Stanley Repurchase Agreement dated 09/29/06, 5.300%, due 10/02/06, $2,629,161 to be received upon repurchase (Collateralized by $2,690,000 Federal National Mortgage Association, 5.000%, Market Value plus accrued interest $2,707,099, due 01/23/09).		$2,628,000

	Total Repurchase Agreements
	(Cost $2,628,000)		2,628,000

	Securities Lending CollateralCC: 18.7%
20,083,962	The Bank of New York Institutional Cash Reserves Fund		20,083,962

	Total Securities Lending Collateral		20,083,962
	(Cost $20,083,962)

	Total Short-Term Investments		22,711,962
	(Cost $22,711,962)

	Total Investments in Securities
	(Cost $118,084,742)*	117.6%	$126,146,267
	Other Assets and Liabilities - Net	(17.6)	(18,843,319)
	Net Assets	100.0%	$107,302,948

PORTFOLIO OF INVESTMENTS
ING VP MidCap Opportunities Portfolio	as of September 30, 2006 (Unaudited) (continued)

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.

*	Cost for federal income tax purposes is $118,091,959.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$9,892,039
	Gross Unrealized Depreciation	(1,837,731)
	Net Unrealized Appreciation	$8,054,308

PORTFOLIO OF INVESTMENTS
ING VP Real Estate Portfolio	as of September 30, 2006 (Unaudited)

Shares		Value

REAL ESTATE INVESTMENT TRUSTS: 98.3%
	Apartments: 22.8%
137,900	Archstone-Smith Trust	$7,507,276
48,810	AvalonBay Communities, Inc.	5,876,724
50,800	BRE Properties, Inc.	3,034,284
58,680	Camden Property Trust	4,460,267
131,500	Equity Residential	6,651,270
57,500	GMH Communities Trust	725,650
12,900	Home Properties, Inc.	737,364
38,900	Post Properties, Inc.	1,848,528
98,600	United Dominion Realty Trust, Inc.	2,977,720
		33,819,083
	Diversified: 7.5%
66,300	Crescent Real Estate EQT Co.	1,446,003
47,000	Liberty Property Trust	2,246,130
54,400	Vornado Realty Trust	5,929,600
36,300	Washington Real Estate Investment Trust	1,444,740
		11,066,473
	Health Care: 3.7%
55,500	Nationwide Health Properties, Inc.	1,484,070
99,100	Omega Healthcare Investors, Inc.	1,487,491
67,000	Ventas, Inc.	2,582,180
		5,553,741
	Hotels: 8.4%
68,300	FelCor Lodging Trust, Inc.	1,369,415
262,501	Host Hotels & Resorts, Inc.	6,019,148
34,100	LaSalle Hotel Properties	1,477,894
107,100	Strategic Hotel Capital, Inc.	2,129,148
50,000	Sunstone Hotel Investors, Inc.	1,486,000
		12,481,605
	Office Property: 22.4%
60,300	BioMed Realty Trust, Inc.	1,829,502
64,500	Boston Properties, Inc.	6,665,430
48,950	Corporate Office Properties Trust SBI MD	2,191,002
187,700	Equity Office Properties Trust	7,462,952
79,200	Highwoods Properties, Inc.	2,947,032
28,600	Kilroy Realty Corp.	2,154,724
74,200	Maguire Properties, Inc.	3,022,908
42,800	Reckson Associates Realty Corp.	1,831,840
39,100	SL Green Realty Corp.	4,367,470
25,710	Trizec Properties, Inc.	743,276
		33,216,136
	Regional Malls: 12.5%
45,900	General Growth Properties, Inc.	2,187,135
58,700	Macerich Co.	4,482,332
106,100	Simon Property Group, Inc.	9,614,782
51,700	Taubman Centers, Inc.	2,296,514
		18,580,763
	Shopping Centers: 9.1%
58,000	Acadia Realty Trust	1,479,000
53,800	Developers Diversified Realty Corp.	2,999,888

PORTFOLIO OF INVESTMENTS
ING VP Real Estate Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares		Value

	Shopping Centers (continued)
60,500	Federal Realty Investment Trust	$4,495,150
36,057	Kimco Realty Corp.	1,545,764
43,900	Regency Centers Corp.	3,018,564
		13,538,366
	Storage: 4.5%
50,500	Extra Space Storage, Inc.	874,155
68,386	Public Storage, Inc.	5,880,512
		6,754,667
	Warehouse: 7.4%
64,800	AMB Property Corp.	3,571,128
129,400	Prologis	7,383,564
		10,954,692
	Total Real Estate Investment Trusts
	(Cost $123,987,226)	145,965,526

COMMON STOCK: 0.2%

	Lodging: 0.2%
5,800	Starwood Hotels & Resorts Worldwide, Inc.	331,702

	Total Common Stock
	(Cost $307,278)	331,702

	Total Long-Term Investments
	(Cost $124,294,504)	146,297,228

Principal Amount			Value

SHORT-TERM INVESTMENTS: 0.7%

	U.S. Government Agency Obligations: 0.7%

$1,103,000	Federal Home Loan Bank, 4.500%, due 10/02/06		$1,102,724

	Total Short-Term Investments		1,102,724
	(Cost $1,102,724)

	Total Investments in Securities
	(Cost $125,397,228)*	99.2%	$147,399,952
	Other Assets and Liabilities - Net	0.8	1,165,185
	Net Assets	100.0%	$148,565,137

*	Cost for federal income tax purposes is $124,919,381.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$22,623,267
	Gross Unrealized Depreciation	(142,696)
	Net Unrealized Appreciation	$22,480,571

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of September 30, 2006 (Unaudited)

Shares	Value

COMMON STOCK: 96.1%

		Aerospace/Defense: 1.7%
28,600	L	DRS Technologies, Inc.	$1,248,962
17,900	@	Esterline Technologies Corp.	604,304
41,500	@, L	Moog, Inc.	1,438,390
			3,291,656
		Apparel: 2.8%
67,700	@	Carter’s, Inc.	1,786,603
26,600	@, L	CROCS, Inc.	903,070
38,000	@, @@, L	Gildan Activewear, Inc.	1,841,480
59,100	@	Warnaco Group, Inc.	1,142,994
			5,674,147
		Banks: 2.1%
51,100	L	Boston Private Financial Holdings, Inc.	1,424,668
14,700		Texas Regional Bancshares, Inc.	565,215
60,200	L	Whitney Holding Corp.	2,153,354
			4,143,237
		Biotechnology: 2.6%
24,400	@, L	Alexion Pharmaceuticals, Inc.	829,112
77,100	@, L	Human Genome Sciences, Inc.	889,734
45,800	@	ICos. Corp.	1,147,748
31,000	@, L	Integra LifeSciences Holdings Corp.	1,161,880
30,177	@, L	Myogen, Inc.	1,058,609
			5,087,083
		Chemicals: 2.3%
39,100		Albemarle Corp.	2,124,303
10,800		MacDermid, Inc.	352,296
99,000		UAP Holding Corp.	2,115,630
			4,592,229
		Commercial Services: 7.2%
35,700	@	Advisory Board Co.	1,803,564
30,000		Arbitron, Inc.	1,110,300
38,300	@	Bright Horizons Family Solutions, Inc.	1,598,259
22,000		Chemed Corp.	709,720
104,000	@, L	Diamond Management & Technology Consultants, Inc.	1,158,560
65,400	@, L	FTI Consulting, Inc.	1,638,924
79,700	@, L	Gaiam, Inc.	1,028,927
26,900	@	Geo Group, Inc.	1,136,525
71,350		Healthcare Services Group	1,795,166
32,600	@	Huron Consulting Group, Inc.	1,277,920
55,400	@, L	Navigant Consulting, Inc.	1,111,324
			14,369,189
		Computers: 3.8%
59,700	@	Electronics for Imaging	1,365,936
53,800	@	Kronos, Inc.	1,834,042
46,858	@	Micros Systems, Inc.	2,292,293
90,900	@, L	Palm, Inc.	1,323,504
28,800	@, L	SRA International, Inc.	865,728
			7,681,503

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Cosmetics/Personal Care: 0.1%
9,700	@	Bare Escentuals, Inc.	$263,355
			263,355
		Distribution/Wholesale: 2.8%
132,100	@	Brightpoint, Inc.	1,878,462
46,125	@, L	Nuco2, Inc.	1,240,763
31,123	L	Pool Corp.	1,198,236
21,900	@	Wesco International, Inc.	1,270,857
			5,588,318
		Diversified Financial Services: 2.1%
61,100	@, L	Cowen Group, Inc.	965,991
34,100		International Securities Exchange, Inc.	1,598,949
30,500		Nuveen Investments, Inc.	1,562,515
			4,127,455
		Electronics: 2.9%
39,900	@, L	Itron, Inc.	2,226,420
82,100		Keithley Instruments, Inc.	1,046,775
38,263	@, L	Measurement Specialties, Inc.	713,605
37,900	@	Thomas & Betts Corp.	1,808,209
			5,795,009
		Engineering & Construction: 0.7%
25,600	@	EMCOR Group, Inc.	1,403,904
			1,403,904
		Exchange Traded Fund: 2.4%
66,893	L	iShares Russell 2000 Growth Index Fund	4,842,384
			4,842,384
		Healthcare - Products: 4.2%
44,700	@, L	Arthrocare Corp.	2,094,642
47,400	@	DJO, Inc.	1,968,522
32,700	@	Haemonetics Corp.	1,530,360
16,900	@, L	Hologic, Inc.	735,488
29,304	@, L	Kyphon, Inc.	1,096,556
46,900	@, L	PSS World Medical, Inc.	937,531
			8,363,099
		Healthcare - Services: 3.9%
32,300	@, L	Amedisys, Inc.	1,281,341
35,300	@	Magellan Health Services, Inc.	1,503,780
43,300	@	Pediatrix Medical Group, Inc.	1,974,480
67,100	@, L	Psychiatric Solutions, Inc.	2,287,439
14,600	@, L	WellCare Health Plans, Inc.	826,798
			7,873,838
		Housewares: 1.0%
45,000		Toro Co.	1,897,650
			1,897,650
		Insurance: 1.7%
72,900	@@	Aspen Insurance Holdings Ltd.	1,883,007
32,347	@	ProAssurance Corp.	1,594,060
			3,477,067
		Internet: 4.5%
101,000	@, L	24/7 Real Media, Inc.	862,540
43,162	@	Digital Insight Corp.	1,265,510
9,900	@, L	F5 Networks, Inc.	531,828
17,800	@, L	Nutri/System, Inc.	1,108,762

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Internet (continued)
88,300	@, L	Sapient Corp.	$481,235
133,900	@, L	Valueclick, Inc.	2,482,506
55,400	@, L	WebEx Communications, Inc.	2,161,708
			8,894,089
		Iron/Steel: 1.6%
25,900		Allegheny Technologies, Inc.	1,610,721
40,500	L	Cleveland-Cliffs, Inc.	1,543,455
			3,154,176
		Leisure Time: 1.0%
41,500	@, L	Life Time Fitness, Inc.	1,921,035
			1,921,035
		Lodging: 0.6%
115,600	@	Red Lion Hotels Corp.	1,243,856
			1,243,856
		Machinery - Diversified: 1.9%
11,000	@, L	Middleby Corp.	847,660
32,500		Nordson Corp.	1,295,450
60,500		Wabtec Corp.	1,641,365
			3,784,475
		Metal Fabricate/Hardware: 0.8%
24,300	@	NS Group, Inc.	1,568,565
			1,568,565
		Mining: 0.3%
129,500	@, L	Coeur d’Alene Mines Corp.	609,945
			609,945
		Oil & Gas: 3.9%
14,700		Cabot Oil & Gas Corp.	704,571
59,200	@, L	Carrizo Oil & Gas, Inc.	1,526,768
93,300	@	EXCO Resources, Inc.	1,157,853
96,900	@, L	McMoRan Exploration Co.	1,719,006
65,600	@	Parallel Petroleum Corp.	1,315,936
47,200	@	Southwestern Energy Co.	1,409,864
			7,833,998
		Oil & Gas Services: 2.5%
47,400	@, L	Dresser-Rand Group, Inc.	966,960
30,400	@	FMC Technologies, Inc.	1,632,480
23,900	@	Oil States International, Inc.	657,250
64,400	@	Superior Energy Services	1,691,144
			4,947,834
		Packaging & Containers: 0.8%
20,750		Greif, Inc.	1,662,283
			1,662,283
		Pharmaceuticals: 4.4%
78,300	@, L	Alkermes, Inc.	1,241,055
62,500	@	BioMarin Pharmaceuticals, Inc.	889,375
72,300	@	Cubist Pharmaceuticals, Inc.	1,571,802
73,100	@	HealthExtras, Inc.	2,069,461
62,800	@, L	Sciele Pharma, Inc.	1,183,152
23,900	@, L	Theravance, Inc.	646,256
21,300	@, L	United Therapeutics Corp.	1,119,102
			8,720,203

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Real Estate Investment Trusts: 1.7%
43,700	L	Digital Realty Trust, Inc.	$1,368,684
26,700	L	Nationwide Health Properties, Inc.	713,958
89,600		Omega Healthcare Investors, Inc.	1,344,896
			3,427,538
		Retail: 5.5%
32,300	@, L	Burger King Holdings, Inc.	515,508
75,400		Casey’s General Stores, Inc.	1,679,158
35,500		Cash America International, Inc.	1,387,340
10,500	@, L	Childrens Place Retail Stores, Inc.	672,315
22,000	@, L	GameStop Corp.	1,018,160
78,400	@	Morton’s Restaurant Group, Inc.	1,208,144
24,800	L	Ruby Tuesday, Inc.	699,112
46,800	@, L	Sonic Corp.	1,058,148
32,500	@, L	Tractor Supply Co.	1,568,450
29,100	@, L	Tween Brands, Inc.	1,094,160
			10,900,495
		Savings & Loans: 1.1%
155,400		NewAlliance Bancshares, Inc.	2,276,610
			2,276,610
		Semiconductors: 8.6%
81,400	@	Actel Corp.	1,265,770
167,500	@	Axcelis Technologies, Inc.	1,182,550
184,800	@, L	Entegris, Inc.	2,016,168
78,700	@	Fairchild Semiconductor International, Inc.	1,471,690
40,700	@	Formfactor, Inc.	1,714,691
57,300	@	Integrated Device Technology, Inc.	920,238
94,500	@, L	Micrel, Inc.	906,255
76,400	@, L	Microsemi Corp.	1,440,140
112,900	@	Semtech Corp.	1,440,604
58,200	@	Tessera Technologies, Inc.	2,024,195
45,800	@	Varian Semiconductor Equipment Associates, Inc.	1,680,860
70,500	@, @@, L	Verigy Ltd.	1,146,330
			17,209,491
		Software: 5.3%
28,200	@	Activision, Inc.	425,820
60,300	@	Ansys, Inc.	2,664,054
33,100	@	Filenet Corp.	1,152,873
157,300	@	Informatica Corp.	2,137,707
39,500	@, L	Progress Software Corp.	1,027,000
69,600	@, L	THQ, Inc.	2,030,232
60,919	@, L	Witness Systems, Inc.	1,067,910
			10,505,596
		Storage/Warehousing: 0.9%
64,000	@, L	Mobile Mini, Inc.	1,818,240
			1,818,240
		Telecommunications: 3.5%
70,100		Adtran, Inc.	1,671,184
136,000	@	Arris Group, Inc.	1,558,560
137,580	@, L	Powerwave Technologies, Inc.	1,045,608
38,500	@	RCN Corp.	1,089,550
68,400	@	SBA Communications Corp.	1,664,172
			7,029,074
		Transportation: 2.9%
56,200		Forward Air Corp.	1,859,658

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Transportation (continued)
87,700	@	HUB Group, Inc.	$1,997,806
70,500	L	Knight Transportation, Inc.	1,194,975
25,400	@, L	PHI, Inc.	773,938
			5,826,377
		Total Common Stock
		(Cost $175,015,643)	191,805,003

Principal Amount			Value

SHORT-TERM INVESTMENTS: 30.5%

	Repurchase Agreements: 3.9%
$7,773,000	Morgan Stanley Repurchase Agreement dated 09/29/06, 5.300%, due 10/02/06, $7,776,433 to be received upon repurchase (Collateralized by $7,955,000 Federal National Mortgage Association, 5.000%, Market Value plus accrued interest $8,005,567, due 01/23/09).		$7,773,000

	Total Repurchase Agreements
	(Cost $7,773,000)		7,773,000

	Securities Lending CollateralCC: 26.6%
53,030,821	The Bank of New York Institutional Cash Reserves Fund		53,030,821

	Total Securities Lending Collateral		53,030,821
	(Cost $53,030,821)

	Total Short-Term Investments
	(Cost $60,803,821)		60,803,821

	Total Investments in Securities
	(Cost $235,819,464)*	126.5%	$252,608,824
	Other Assets and Liabilities - Net	(26.5)	(52,977,427)
	Net Assets	100.0%	$199,631,397

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2006.

*	Cost for federal income tax purposes is $235,924,070.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$24,501,828
	Gross Unrealized Depreciation	(7,817,074)
	Net Unrealized Appreciation	$16,684,754

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Products Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 29, 2006